Form N-1A Supplement	Apr. 30, 2026
Invesco Nasdaq 100 Index Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED APRIL 30, 2026 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco NASDAQ 100 Index Fund
(the “Fund”)

This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
Nasdaq, Inc., the index provider of the Nasdaq-100 Index®, the Fund’s underlying index (the “Underlying Index”), has announced certain changes to the Underlying Index methodology, which take effect on May 1, 2026. Accordingly, on that date, the Fund’s Prospectuses are revised as follows